Long-Term Vat Receivable	12 Months Ended
Dec. 31, 2024
Long-Term Vat Receivable [Abstract]
LONG-TERM VAT RECEIVABLE
9.	LONG-TERM VAT RECEIVABLE
Long-term receivable represents value added taxes in respect of exploration activities that will be recovered when the related project commences production.